Taxes (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	0.00%	0.50%	(10.20%)
Research and development ("R&D") tax credit	0.30%	2.90%	(3.50%)
Exempt income	0.00%	0.90%	0.00%
Effect of non-taxable government subsidy income	0.00%	0.00%	(4.80%)
Non-PRC entities not subject to PRC tax	(14.70%)	(20.80%)	9.80%
Change in valuation allowance	0.10%	0.50%	(2.40%)
Others	(10.40%)	(1.40%)	2.20%
Effective tax rate	0.10%	7.60%	16.10%